Accumulated Other Comprehensive Income (Loss) - Activity in Accumulated Other Comprehensive Income (Loss) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Equity [Abstract]
Accumulated Other Comprehensive Income (Loss) Unrealized Gains (Losses) on Securities Available for Sale, Beginning Balance	$ (2,718,088)	$ 3,129
Other comprehensive income (loss) before reclassifications	4,064,000	(5,610,000)
Amounts reclassified from accumulated other comprehensive income	(511,000)	(237,000)
Total other comprehensive income (loss)	3,552,635	(5,847,551)
Accumulated Other Comprehensive Income (Loss) Unrealized Gains (Losses) on Securities Available for Sale, Ending Balance	$ 834,547	$ (2,718,088)